June 16, 2011

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    T. Rowe Price International Funds, Inc. (“Registrant”)

         T. Rowe Price Emerging Local Currency Fund

         T. Rowe Price Emerging Markets Local Currency Fund – Advisor Class
         File Nos.: 002-65539/811-2958

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we are hereby filing this xbrl filing to reflect the addition of a footnote to the fee table in the funds’ prospectuses. This amendment is being filed solely for the purpose of submitting interactive data files that contain the risk/return summary information set forth in response to Items 2, 3, and 4 of
Form N-1A. The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits is identical to the information in the 497(e) filing that was submitted for these funds on May 27, 2011.

Please contact me at 410-345-6628, or in my absence, Brian Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Gina Hogan
Gina Hogan